Common stock (Incentive stock option plans) (Details)	6 Months Ended
Jun. 30, 2012
Class of Stock [Line Items]
Number of equity incentive plans	3
Stock options | 2012 Plan
Class of Stock [Line Items]
Vesting period (in years)	4 years
Award vesting percentage at end of one year (percent)	25.00%
Expiration period of granted options (in years)	10 years